LONG-TERM INVESTMENT	12 Months Ended
Dec. 31, 2015
Long-term Investments [Abstract]
LONG-TERM INVESTMENT

7.LONG-TERM INVESTMENT

On February 6, 2015, the Group acquired 30% equity interest of Shantou Demon Network Technology Co., Ltd. (“Demon”), with $2,100 cash consideration. Demon owns an online website specialized in cross-border packages tracking. The Group has significant influence but does not have control over Demon. Accordingly the Group recorded it as an equity method investment.

During the year ended December 31, 2015, the Group recorded its share of loss of $34 in the consolidated statement of operations.